Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses) on investment securities, Balance at beginning of period	¥ (344,785)	¥ (369,369)
Net unrealized gains (losses) on investment securities, Net change during the period	54,116	82,908
Effect of adopting new guidance on measurement of credit losses on financial instruments	34
Net unrealized gains (losses) on investment securities, Balance at end of period	(290,635)	(286,461)
Net debt valuation adjustments, Balance at beginning of period	45,502	(8,670)
Net debt valuation adjustments, Net change during the period	(59,324)	850
Net debt valuation adjustments, Balance at end of period	(13,822)	(7,820)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at beginning of period	(13,343)	(24,140)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net change during the period	38,130	9,167
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at end of period	24,787	(14,973)
Defined benefit plans, Balance at beginning of period	(337,918)	(208,273)
Defined benefit plans, Net change during the period	27,625	(7,750)
Defined benefit plans, Balance at end of period	(310,293)	(216,023)
Foreign currency translation adjustments, Balance at beginning of period	230,127	326,183
Foreign currency translation adjustments, Net change during the period	(184,264)	(205,047)
Foreign currency translation adjustments, Balance at end of period	45,863	121,136
Accumulated other comprehensive income (loss), net of taxes: Balance at end of period	¥ (544,100)	¥ (404,141)	¥ (420,417)